SHARE BASED COMPENSATION (Details 4) (CNY)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Options
SHARE BASED COMPENSATION
Total share based compensation expense	3,946,384	306,659	590,145
Total unrecognized compensation expense	10,991,832
Weighted average period over which unrecognized compensation expense is expected to be recognized	3 years 6 months 7 days
Options | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense			42,914
Options | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	3,946,384	306,659	547,231
Nonvested shares
SHARE BASED COMPENSATION
Total share based compensation expense	6,588,526	11,272,563	11,674,252
Total unrecognized compensation expense	5,051,565
Weighted average period over which unrecognized compensation expense is expected to be recognized	2 years 2 months 5 days
Nonvested shares | Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	228,854	21,813	71,691
Nonvested shares | Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	336,869	308,577	189,462
Nonvested shares | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	454,503	702,683	344,226
Nonvested shares | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	5,568,300	10,239,490	11,068,873